Risks and Concentration - Supplier's concentration (Details) - Total purchases - Supplier Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplier A
Concentration Risk [Line Items]
Concentration risk percentage			29.00%
Supplier B
Concentration Risk [Line Items]
Concentration risk percentage	25.00%	13.00%